[ATLAS ANNUITIES
   LOGO HERE]


          FROM THE OFFICE OF MARION O. SANDLER
          President and Chief Executive Officer



          Dear Valued Policyholder,

             We are pleased to report that the BALANCED GROWTH PORTFOLIO in your ATLAS PORTFOLIO BUILDER variable annuity produced a total return of 7.02% for the first half of 1999(1). The Balanced Growth Portfolio seeks long-term growth and moderate current income and provides investors with a convenient way to diversify assets invested in Atlas Portfolio Builder.

             The portfolio invests in up to eight Atlas stock, bond, and money market funds. Under normal market conditions, a fairly conservative allocation of 60% stocks, 30% bonds, and 10% cash is maintained. As of June 30, the portfolio was invested 65% in stocks, 27% in bonds, and 8% in cash, and assets were spread among the underlying Atlas Funds as follows:


          Atlas Funds                                   % of Investments
          -----------                                   ----------------

          Balanced                                              15.2%
          Emerging Growth                                        5.1
          Global Growth                                         16.4
          Growth and Income                                     37.0
          Strategic Growth                                       5.4
          Strategic Income                                       9.9
          U.S. Government and Mortgage
               Securities                                        9.8
          U.S. Treasury Money                                    1.2
                                                             --------
          Total                                                100.0%

----------
(1) Annual total return for the year ended 6/30/99 was 9.68% and since inception on 9/30/97 was 10.50%. Total return does not include surrender charges or insurance charges for the variable annuity.

                            The Markets Year To Date

     The stock market continued its record climb during the first half of 1999, as a brisk U.S. economy, low inflation, and growth in corporate earnings drove stock prices higher. On June 30, the Standard & Poor's 500 Index closed at an all time high, with a gain of 11.7% for the first six months. The Dow Jones Industrial Average experienced even greater gains, rising 19.5%, but closing below its record May high.

     For the past several years, the stocks of large, growth-oriented companies have experienced the greatest gains, while most other equities lagged behind. The second quarter saw a change in market leadership as stocks of small and medium-sized companies showed renewed strength. "Value" stocks, such as chemicals and oils, that are low priced compared to their earnings potential also outperformed the large growth companies. Outside the U.S., stock markets in many emerging countries that had experienced financial turmoil during 1998 showed impressive gains.

     Despite strong growth in the U.S. during the first half, inflation was held in check by falling commodity prices and gains in productivity. However, many analysts, including those at the Federal Reserve, feared these trends could not continue and that vigorous consumer spending, tight labor markets, and accelerating wages might lead to a surge in inflation.

     Increasing fears of inflation and improving economic conditions around the world put pressure on long-term interest rates, which rose sharply during the first two quarters. The benchmark 30-year Treasury bond began the year at 5.10% and rose to 5.60% by the end of the first quarter. Rates peaked at 6.16% on June 14, as markets anticipated that the Open Market Committee of the Federal Reserve would raise the overnight federal funds rate. On June 30, this group raised rates by one quarter of one percent, while the Fed changed its stance regarding possible future rate increases from "probable" to "neutral." Bond prices recovered somewhat, and the rate on 30-year Treasuries closed out the second quarter at 5.96%.

               The Investments You Want From the People You Trust

     As a sister company of World Savings and a member of the $40 billion-strong Golden West Financial Corporation, Atlas is dedicated to providing the quality products, personal service, and caring professional advice you've come to expect from World. Your Atlas Representative will be happy to answer any questions you have about your annuity, provide you with information about Atlas Funds, or prepare a complimentary review of your investment portfolio. For an appointment, just call 1-800-ATLAS (1-800-933-2852).

     We appreciate the trust you've placed in Atlas, and we look forward to serving your financial needs for many years to come.


Sincerely,

/S/ Marion O. Sandler
---------------------------
Marion O. Sandler
President and Chief Executive Officer

ATLAS BALANCED GROWTH PORTFOLIO
STATEMENT OF NET ASSETS                                                                JUNE 30, 1999 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------
INVESTMENTS: (99.65%)

  Investment in Atlas Funds, at identified cost...................                                $  11,394,581
                                                                                                  ==============
                                                                                    Percent of
                                                                          Shares    Net Assets
                                                                        ---------   ----------
  Investment in Atlas Funds, at value:
     U.S. Government and Mortgage Securities Fund.................       128,275       9.76%      $   1,264,795
     Strategic Income Fund........................................       268,524       9.90           1,283,543
     Balanced Fund................................................       133,239      15.12           1,959,941
     Growth and Income Fund.......................................       190,921      36.93           4,786,400
     Strategic Growth Fund........................................        37,095       5.40             699,617
     Global Growth Fund...........................................       130,141      16.34           2,117,397
     Emerging Growth Fund.........................................        51,765       5.04             653,793
     U.S. Treasury Money Fund.....................................       150,729       1.16             150,729
                                                                                                  --------------
                                                                                                     12,916,215
                                                                                                  --------------
OTHER ASSETS AND LIABILITIES: (0.35%)

  Other assets....................................................                                       57,478
  Liabilities.....................................................                                      (12,466)
                                                                                                  --------------
  Total Other Assets and Liabilities..............................                                       45,012
                                                                                                  --------------
NET ASSETS (100.00%) .............................................                                $  12,961,227
                                                                                                  ==============
NET ASSETS CONSIST OF:

  Unrealized appreciation.........................................                                $   1,521,634
  Accumulated net realized loss...................................                                     (709,030)
  Undistributed net investment income.............................                                      399,847
  Paid in capital.................................................                                   11,748,776
                                                                                                  --------------
NET ASSETS........................................................                                $  12,961,227
                                                                                                  ==============
NET ASSET VALUE PER SHARE:

  Net assets......................................................                                $  12,961,227
  Beneficial interest shares outstanding .........................                                    1,180,163
                                                                                                  ==============
  Net asset value per share.......................................                                $       10.98
                                                                                                  ==============


                                       THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


ATLAS BALANCED GROWTH PORTFOLIO
STATEMENT OF OPERATIONS                                      FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income:
     Distribution income from Atlas Funds.....................................................   $     120,993
     Interest.................................................................................             192
                                                                                                 --------------
   Total income...............................................................................         121,185
                                                                                                 --------------
   Expenses:
     Printing and postage.....................................................................          20,171
     Transfer agency fees and expenses........................................................          18,079
     Management fees (Note 5).................................................................          15,229
     Custodian fees and expenses..............................................................          14,798
     Accounting and legal fees................................................................           6,145
     Amortization of organization costs (Note 2)..............................................           2,516
     Trustees' fees...........................................................................             305
     Other....................................................................................              32
                                                                                                 --------------
   Gross expenses.............................................................................          77,275
     Waiver of management fees................................................................         (15,229)
     Expense reimbursement....................................................................         (31,897)
                                                                                                 --------------
   Net expenses...............................................................................          30,149
                                                                                                 --------------
   Net investment income......................................................................          91,036
                                                                                                 --------------

REALIZED GAIN AND UNREALIZED APPRECIATION ON INVESTMENTS:

   Realized gain:
     Proceeds from sales......................................................................       3,657,802
     Cost of securities sold..................................................................       3,580,293
                                                                                                 --------------
   Net realized gain..........................................................................          77,509
                                                                                                 --------------

   Unrealized appreciation:
     Beginning of period......................................................................         846,140
     End of period............................................................................       1,521,634
                                                                                                 --------------
   Unrealized appreciation....................................................................         675,494
                                                                                                 --------------
   Net realized gain and unrealized appreciation of investments...............................         753,003
                                                                                                 --------------
   Net increase in net assets resulting from operations.......................................   $     844,039
                                                                                                 ==============


                                     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


ATLAS BALANCED GROWTH PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------

                                                                                      1999(2)           1998(3)

OPERATIONS:

    Net investment income.....................................................     $     91,036    $    613,713
    Net realized gain (loss) on investments...................................           77,509       (785,182)
    Net unrealized appreciation on investments................................          675,494       1,024,523
                                                                                   -------------   -------------
    Net increase in net assets resulting from operations......................          844,039         853,054
                                                                                   -------------   -------------

DISTRIBUTIONS PAID TO SHAREHOLDERS:

    Distributions from net investment income..................................               --       (304,807)
                                                                                   -------------   -------------

BENEFICIAL INTEREST SHARE TRANSACTIONS:(1)

    Proceeds from shares sold.................................................        1,158,465       9,315,457
    Proceeds from shares issued in reinvestment of distributions..............               --         304,807
    Cost of shares repurchased................................................       (1,600,931)     (1,121,054)
                                                                                   -------------   -------------
    Net increase in net assets resulting from beneficial interest share.......         (442,466)      8,499,210
                                                                                   -------------   -------------
    Net increase in net assets................................................          401,573       9,047,457

NET ASSETS:

    Beginning of period.......................................................       12,559,654       3,512,197
                                                                                   -------------   -------------
    End of period.............................................................     $ 12,961,227    $ 12,559,654
                                                                                   =============   =============

(1) Share Transactions:
    Sold......................................................................          109,491         931,984
    Issued in reinvestment of dividends.......................................               --          29,708
    Redeemed..................................................................         (153,935)       (113,515)
                                                                                   -------------   -------------
    Net increase (decrease) in shares outstanding.............................          (44,444)        848,177
                                                                                   =============   =============

(2) For the six months ended June 30, 1999 (unaudited).
(3) For the year ended December 31.


                                      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


ATLAS BALANCED GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS                           SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------

                                                                            1999(1)     1998(2)     1997(3)
Net asset value, beginning of period................................       $ 10.26     $  9.33     $ 10.00
                                                                           --------    --------    --------

INCOME FROM INVESTMENT OPERATIONS:

   Net investment income............................................          0.08        0.58        0.55
   Net realized and unrealized gain (loss) on investments...........          0.64        0.61       (0.68)
                                                                           --------    --------    --------
   Total from investment operations.................................          0.72        1.19       (0.13)
                                                                           --------    --------    --------

LESS DISTRIBUTIONS:

   Distributions from net investment income.........................            --       (0.26)      (0.54)
                                                                           --------    --------    --------

Net asset value, end of period......................................       $ 10.98     $ 10.26     $  9.33
                                                                           ========    ========    ========

Total return, aggregate(4)..........................................          7.02%      12.70%      -1.28%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)................................       $12,961     $12,560     $ 3,512
   Ratio of expenses to average net assets:(5)
     Before expense reimbursement...................................          1.28%       1.34%       2.82%
     After expense reimbursement....................................          0.50%       0.50%       0.50%
   Ratio of net investment income to average net assets(5)..........          1.51%       6.73%      38.25%
   Portfolio turnover rate (Note 4).................................         27.01%     114.79%       1.49%

(1) For the six months ended June 30, 1999 (unaudited).
(2) For the year ended December 31, 1998.
(3) For the period September 30, 1997 (inception of operations) to December 31, 1997.
(4) Total return assumes purchase at net asset value at the beginning of the period.
(5) Annualized when the period presented is less than one year.




ATLAS BALANCED GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS                          JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------


1.   SIGNIFICANT ACCOUNTING POLICIES

     Atlas Insurance Trust (the "Trust") is registered under the Investment Company Act of 1940 ("1940 Act"), as amended, as an open-end management investment company. The Trust offers a choice of investment portfolios to investors through the purchase of variable annuity and variable life policies which fund insurance company separate accounts. The Trust is a series company currently offering only the Atlas Balanced Growth Portfolio (the "Portfolio"). The Portfolio, which has as its investment objective long-term growth of capital and moderate income, invests among eight diversified Atlas mutual funds (Class A shares) including the U.S. Treasury Money Fund, the U.S. Government and Mortgage Securities Fund, the Strategic Income Fund, the Balanced Fund, the Growth and Income Fund, the Strategic Growth Fund, the Global Growth Fund, and the Emerging Growth Fund (the "Atlas Funds"). Since the Portfolio invests in shares of a limited number of mutual funds, it is a "nondiversified" investment company under the 1940 Act. The Portfolio, however, intends to qualify as a diversified investment company under provisions of the Internal Revenue Code. Additional diversification requirements under Internal Revenue Code Section 817(h) are imposed on the Portfolio because the Trust is an investment medium for variable annuity contracts.

     The following is a summary of significant accounting policies consistently used by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

     a. INVESTMENT VALUATION: Investments are valued at the net asset value of each underlying Atlas Fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. eastern time) on each day the Exchange is open for trading.

     b. FEDERAL INCOME TAXES: It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income, including any net realized gain on investments, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

     c. SECURITY TRANSACTIONS: As is common in the industry, security transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the basis of specific identification for both financial statement and federal income tax purposes.

     d. INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS: Interest income and estimated expenses are accrued daily. Dividends, representing distributions from Atlas Funds, are recorded on the ex-dividend date. Distributions of capital gains, if any, will normally be declared and paid once a year.

     e. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------


2.   UNAMORTIZED ORGANIZATION COSTS

     The Trust was organized by Golden West Financial Corporation ("Golden West Financial"). On July 30, 1997, the Trust sold and issued to Golden West Financial 10,000 shares of beneficial interest ("Initial Shares"). Organization costs of $25,156 incurred by the Trust have been deferred and are being amortized on a straight line basis over a period of five years from October 1997. If any of the Initial Shares are redeemed during the amortization period, the redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of Initial Shares being redeemed bears to the number of Initial Shares outstanding at the time of the redemption.

3.   UNREALIZED APPRECIATION/DEPRECIATION--TAX BASIS

     As of June 30, 1999, unrealized appreciation of investment securities for federal income tax purposes was $1,044,385, consisting of unrealized gains of $1,641,397 and unrealized losses of $597,012. Cost of securities for federal income tax purposes was $11,871,830.

4.   PURCHASES AND SALES OF SECURITIES

     During the six months ended June 30, 1999, the Portfolio purchased $3,301,323 of investment securities and sold $3,657,802 of investment securities.

5.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Atlas Advisers, Inc. (the "Adviser") provides portfolio management services to the Portfolio, the Atlas U.S. Treasury Money Fund and the Atlas U.S. Government and Mortgage Securities Fund and, with respect to the other underlying Atlas Funds, supervises the provision of similar services by OppenheimerFunds, Inc. (the "Subadviser"). The Adviser is responsible for providing or overseeing all aspects of the Portfolio's day-to-day operations and implementing the Portfolio's investment programs. The Portfolio pays a fee for management and administrative services to the Adviser. The management fee is based on an annual rate of .25% of the Portfolio's average daily net assets. The Adviser has agreed to reduce its fee and assume expenses of the Portfolio to the extent necessary to limit the Portfolio's total direct operating expenses to
 .50%. Due to the voluntary expense waiver in effect during the six months ended June 30, 1999, the management fees due the Adviser were reduced by $15,229. The Adviser also absorbed $31,897 of other Fund expenses during the period.

     Atlas Securities, Inc. (the "Distributor") acts as principal underwriter of the Portfolio's shares. The Adviser and Distributor are wholly owned subsidiaries of Golden West Financial. Certain officers and trustees of the Trust are also officers and/or directors of the Adviser, the Distributor and the Atlas Funds.

     At June 30, 1999 Golden West Financial owned 116,324 Class A shares of Emerging Growth Fund.